Non adjusting events after the reporting period (Details) $ / shares in Units, £ in Thousands, $ in Thousands					6 Months Ended
	Aug. 10, 2026 USD ($) $ / shares shares	Aug. 05, 2026 USD ($) $ / shares shares	Apr. 20, 2026 $ / shares shares	Dec. 15, 2021 USD ($)	Jun. 30, 2026 GBP (£)	Aug. 12, 2026 GBP (£)	Aug. 12, 2026 USD ($)	Aug. 04, 2026 $ / shares
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Aggregate purchase price | £					£ 7,719
Proceeds from issue of preference shares | £					£ 17,746
Ordinary share transactions | Registered direct offering
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Issuance of units	33,333,334
Number of shares per unit	1
Price per unit | $ / shares	$ 1.05
Ordinary share transactions | Registered direct offering | Tranche C Warrant
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Number of warrant per unit	1
Number of shares callable by each warrant	1
Convertible Senior Secured Notes
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Aggregate purchase price | $				$ 192,000
Convertible Senior Secured Notes | Mudrick Capital and Yorkville | Amendments to the Convertible Note Purchase Agreement
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Conversion price (Per share price) | $ / shares		$ 1.3						$ 3.5
Undrawn borrowing facilities | $		$ 35,000
Convertible Senior Secured Notes | Mudrick capital
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Principal amount | $				200,000
Aggregate purchase price | $				$ 192,000
Convertible Senior Secured Notes | Mudrick capital | Amendments to the Convertible Note Purchase Agreement
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Undrawn borrowing facilities						£ 26,000	$ 35,000
Series A Convertible Preferred Shares | Mudrick Capital and Yorkville | Amendments to the Convertible Note Purchase Agreement
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Number of ordinary shares established as new management option pool		2,767,806
Repriced strike rate of share options as part of amendment to convertible note purchase agreement | $ / shares		$ 1.3
Series A Convertible Preferred Shares | Mudrick Capital and Yorkville | Amendments to the Convertible Note Purchase Agreement | Securities Purchase Agreement
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Value of convertible preferred stock to be issued as part of amendment to convertible note purchase agreement | $		$ 25,000
Series A Convertible Preferred Shares | YA II PN, Ltd. ("Yorkville") | Securities Purchase Agreement
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Shares issued during the period			25,000
Purchase price | $ / shares			$ 960
Series A Convertible Preferred Shares | YA II PN, Ltd. ("Yorkville") | Preferred share transactions | Securities Purchase Agreement
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Shares issued during the period	25,000
Purchase price | $ / shares	$ 960
Proceeds from issue of preference shares | $	$ 24,000